Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

					Acquisition
					through	Impairment	Transfer to	Effects of	Balance as at
	Balance as at				business	expenses/	investment	movements in	31 December
Cost	1 January 2021	Additions	Disposals	Transfers	combination	(reversals)	property	exchange rates	2021
Network infrastructure (All operational)	24,923,118	1,415,616	(435,571)	4,084,711	—	—	—	4,319,376	34,307,250
Land and buildings	1,485,249	40,466	(10,191)	185,428	—	—	(14,021)	33,470	1,720,401
Equipment, fixtures and fittings	955,894	87,930	(25,762)	16,858	27	—	—	67,137	1,102,084
Motor vehicles	44,999	2,162	(2,399)	—	156	—	—	6,220	51,138
Leasehold improvements	342,093	8,849	(32,476)	546	—	—	—	10,746	329,758
Electricity production power plant	—	—	—	—	103,750	—	—	—	103,750
Construction in progress	681,299	4,217,377	(4,817)	(4,298,421)	—	(20,000)	—	235,130	810,568
Total	28,432,652	5,772,400	(511,216)	(10,878)	103,933	(20,000)	(14,021)	4,672,079	38,424,949

Accumulated depreciation
Network infrastructure (All operational)	13,090,823	2,762,649	(372,950)	—	—	4,493	—	3,311,476	18,796,491
Land and buildings	354,312	82,528	(3,804)	—	—	—	(9,999)	20,388	443,425
Equipment, fixtures and fittings	717,871	66,229	(21,141)	—	—	—	—	58,242	821,201
Motor vehicles	40,027	3,373	(2,399)	—	—	—	—	6,104	47,105
Leasehold improvements	326,889	7,698	(31,026)	—	—	—	—	8,465	312,026
Electricity production power plant	—	1,922	—	—	—	—	—	—	1,922
Total	14,529,922	2,924,399	(431,320)	—	—	4,493	(9,999)	3,404,675	20,422,170

Net book amount	13,902,730	2,848,001	(79,896)	(10,878)	103,933	(24,493)	(4,022)	1,267,404	18,002,779

						Impairment	Transfer to	Effects of	Balance as at
	Balance as at				Disposal of	expenses/	investment	movements in	31 December
Cost	1 January 2020	Additions	Disposals	Transfers	subsidiaries	(reversals)	property	exchange rates	2020
Network infrastructure (All operational)	22,022,991	818,989	(699,727)	2,671,001	(15,536)	—	—	125,400	24,923,118
Land and buildings	1,211,323	68,667	(2,004)	212,943	—	—	(6,781)	1,101	1,485,249
Equipment, fixtures and fittings	866,409	93,428	(10,954)	8,961	(3,482)	—	—	1,532	955,894
Motor vehicles	44,518	2,098	(1,690)	—	(4)	—	—	77	44,999
Leasehold improvements	335,837	7,149	(62)	341	(1,574)	—	—	402	342,093
Construction in progress	666,328	2,921,952	(11,372)	(2,898,087)	—	(2)	—	2,480	681,299
Total	25,147,406	3,912,283	(725,809)	(4,841)	(20,596)	(2)	(6,781)	130,992	28,432,652

Accumulated depreciation
Network infrastructure (All operational)	11,382,813	2,270,537	(656,472)	—	(15,536)	4,183	—	105,298	13,090,823
Land and buildings	285,626	73,594	—	—	—	—	(5,528)	620	354,312
Equipment, fixtures and fittings	673,927	53,914	(7,865)	—	(3,287)	—	—	1,182	717,871
Motor vehicles	37,840	3,714	(1,593)	—	(4)	—	—	70	40,027
Leasehold improvements	308,709	19,622	(49)	—	(1,574)	—	—	181	326,889
Total	12,688,915	2,421,381	(665,979)	—	(20,401)	4,183	(5,528)	107,351	14,529,922

Net book amount	12,458,491	1,490,902	(59,830)	(4,841)	(195)	(4,185)	(1,253)	23,641	13,902,730